Cash and Cash Equivalents - Summary of Net Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents	€ 4,074	€ 3,402	[1]	€ 6,861		€ 6,889
Cash classified as Assets held for sale	0	5,085
Net cash and cash equivalents	€ 4,074	€ 8,486				€ 6,889

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.